Goodwill and Other Intangible Assets - Summary of Major Intangible Assets and Weighted Average Amortization Periods (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Acquired Cost	$ 760,377	$ 755,206
Accumulated Amortization	(528,936)	(469,534)
Net Intangible Assets	231,441	285,672
Weighted Average Amortization Period (Years)	8 years 4 months 24 days	8 years 4 months 24 days
Trade Names (Indefinite-lived) [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Cost	47,110	47,110
Accumulated Amortization
Net Intangible Assets	47,110	47,110
Trade names	Not applicable	Not applicable
Client Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Cost	547,860	544,273
Accumulated Amortization	(422,367)	(382,359)
Net Intangible Assets	125,493	161,914
Weighted Average Amortization Period (Years)	9 years 6 months	9 years 6 months
Technology & Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Cost	122,099	120,606
Accumulated Amortization	(72,549)	(57,768)
Net Intangible Assets	49,550	62,838
Weighted Average Amortization Period (Years)	8 years 8 months 12 days	8 years 8 months 12 days
Trade Names (Finite-Lived) [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Cost	27,414	27,319
Accumulated Amortization	(20,389)	(16,760)
Net Intangible Assets	7,025	10,559
Weighted Average Amortization Period (Years)	4 years 3 months 18 days	4 years 3 months 18 days
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Cost	15,894	15,898
Accumulated Amortization	(13,631)	(12,647)
Net Intangible Assets	$ 2,263	$ 3,251
Weighted Average Amortization Period (Years)	4 years 3 months 18 days	4 years 3 months 18 days